RIGHT TO USE ASSETS AND LEASE LIABILITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Right To Use Assets And Lease Liability
SCHEDULE OF OPERATING LEASES

At September 30, 2023 and December 31, 2022, the Company had no financing leases as defined in ASC 842, “Leases.”

	September 30, 2023	December 31, 2022
Assets

Operating lease - right-of-use asset - non-current	$107,444	$58,849

Liabilities

Operating lease liability	$107,444	$59,897

Weighted-average remaining lease term (three months)	2.19	2.08

Weighted-average discount rate	8%	8%

The components of lease expense were as follows:

Operating lease costs

Amortization of right-of-use operating lease asset	$39,033	$52,043
Total operating lease costs	$39,033	$52,043

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$40,802	$51,344
Right-of-use asset obtained in exchange for new operating lease liability	$-	$-

At December 31, 2022 and 2021, the Company had no financing leases as defined in ASC 842, “Leases.”

	December 31, 2022	December 31, 2021
Assets

Operating lease - right-of-use asset - non-current	$58,849	$104,124

Liabilities

Operating lease liability	$59,897	$104,124

Weighted-average remaining lease term (years)	2.08	2.69

Weighted-average discount rate	8%	8%

The components of lease expense were as follows:

Operating lease costs

Amortization of right-of-use operating lease asset	$52,043	$96,978
Total operating lease costs	$52,043	$96,978

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$51,344	$130,147
Right-of-use asset obtained in exchange for new operating lease liability	$-	$115,389

SCHEDULE OF MINIMUM LEASE PAYMENTS

Future minimum lease payments required under leases that have initial or remaining non-cancelable lease terms in excess of one year at September 30, 2023:

2023	$50,928
2024	52,278
2025	8,644
2026	5,763
Total lease payments	117,613
Less: amount representing interest	(10,169)
Total lease obligations	107,444
Less: current portion of operating lease liability	(52,708)
Long-term portion operating lease liability	$54,736

Future minimum lease payments required under leases that have initial or remaining non-cancelable lease terms in excess of one year at December 31, 2022:

2023	$42,242
2024	8,644
2025	8,644
2026	5,763
Total lease payments	65,294
Less: amount representing interest	(5,397)
Total lease obligations	59,897
Less: current portion of operating lease liability	(39,200)
Long-term portion operating lease liability	$20,697